BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED DECEMBER 12, 2025
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025, AS SUPPLEMENTED
Brighthouse/Artisan International Portfolio
Effective immediately, Andrew Euretig will no longer serve as a portfolio manager of the Brighthouse/Artisan International Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, all references to Mr. Euretig in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio will be deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE